Common Stock Warrants - Schedule of Assumptions Used (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions Used [Line Items]
Exercise price (in Dollars per share)	$ 75.95	$ 75.95
Stock price (in Dollars per share)	$ 5.33	$ 4.53	$ 7.26
Discount rate			4.36%
Expected dividend	0.00%	0.00%	0.00%
Expected life (years)			4 years 7 months 20 days
Minimum [Member]
Schedule of Assumptions Used [Line Items]
Exercise price (in Dollars per share)		$ 6.32	$ 28.7
Stock price (in Dollars per share)		$ 4.53
Volatility	162.50%	155.60%	131.00%
Discount rate	4.15%	3.61%
Expected life (years)	3 years 1 month 20 days	3 years 7 months 20 days
Minimum [Member] | Previously Reported [Member]
Schedule of Assumptions Used [Line Items]
Volatility		140.44%
Discount rate		3.47%
Expected life (years)		1 year 1 month 17 days
Maximum [Member]
Schedule of Assumptions Used [Line Items]
Exercise price (in Dollars per share)		$ 75.95	$ 1.75
Stock price (in Dollars per share)		$ 7.41
Volatility	114.50%	151.30%	167.00%
Discount rate	3.98%	3.48%
Expected life (years)	7 months 20 days	1 year 1 month 17 days
Maximum [Member] | Previously Reported [Member]
Schedule of Assumptions Used [Line Items]
Volatility		163.82%
Discount rate		3.63%
Expected life (years)		5 years 3 days